                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


 Report for the Calendar Year or        JUNE 30, 2009
 Quarter Ended:
 Check here if Amendment [  ];          Amendment Number: ____________________
 This Amendment (Check only one.):      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:                                  CITADEL ADVISORS LLC
 Address:                               131 SOUTH DEARBORN
                                        CHICAGO, IL 60603
 13F File Number:                       28-13183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:                                  PATRICIA A. STASNY
 Title:                                 GLOBAL CONTROLLER
 Phone:                                 (312) 395-4336

Signature, Place, and Date of Signing:

              /s/ PATRICIA A. STASNY  CHICAGO, ILLINOIS 08/14/2009
              ----------------------  ----------------- ----------
                   [Signature]          [City, State]     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Other Manager Reporting for this Manager:

         Form 13F File Number                           Name
         --------------------           -------------------------------------
                28-5912                      CITADEL LIMITED PARTNERSHIP